Financial instruments - Fair values of listed and non-listed equity investments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item
Financial instruments
Amount of gains transferred from OCI to retained earnings	€ 66,534	€ 33,948
Financial assets	5,851,814	5,991,693
Equity investments
Financial instruments
Financial assets	€ 149,993	€ 244,479
Non-listed equity investments
Financial instruments
Number of equity investments | item	12	12
FVOCI - Assets
Financial instruments
Financial assets	€ 408,381	€ 396,673
FVOCI - Assets | Equity investments
Financial instruments
Financial assets	69,792	69,595
FVOCI - Assets | Non-listed equity investments
Financial instruments
Financial assets	€ 69,792	€ 69,595